Note 15 - Related Party Balances and Transactions (Details) - Due from and Due to Related Parties ¥ in Thousands, $ in Thousands		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Amount due from an affiliate and its subsidiaries, net (i)		¥ 36,508	$ 5,636	¥ 209,601
Subscription receivables (note 2(m) & note 12)		268,829	$ 41,500	257,491
Noncontrolling Shareholders [Member]
Related Party Transaction [Line Items]
Amount due from an affiliate and its subsidiaries, net (i)	[1]	¥ 36,508		¥ 209,601

[1]	The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the "Facility"). The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2015. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. As of December 31, 2014 and 2015, the amount due from Sincere Fame and its subsidiaries represented RMB179,681 and nil principal receivable, RMB28,420 and RMB36,508 (US$5,636) interest receivable which are unsecured and bear interest at 7.3% and are repayable on demand. In addition, as of December 31, 2014 and 2015, amount of RMB1,500 and nil account receivables represent due from Sincere Fame and its subsidiaries are unsecured, interest-free and repayable on demand.